Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111

June 14, 2013

VIA EDGAR Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549-1090	Colleen Bathen Meyer T +1 415 315 6366 F +1 415 315 4819 colleen.meyer@ropesgray.com

Re:                             Schroder Series Trust (File Nos. 033-65632 & 811-07840)

Ladies and Gentlemen:

On behalf of Schroder Series Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement filed with the Securities and Exchange Commission on May 31, 2013 under Rule 497(e) (Accession No. 0001104659-13-046141) to the Investor Shares and Advisor Shares Prospectus dated March 1, 2013.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (415) 315-6366.

Regards,

/s/ COLLEEN B. MEYER
Colleen B. Meyer, Esq.

cc:	Carin F. Muhlbaum, Esq. Alan M. Mandel Abby L. Ingber, Esq. Angel Lanier Timothy W. Diggins, Esq.